Expense Example - State Street SPDR Portfolio Ultra Short T-Bill ETF - State Street SPDR Portfolio Ultra Short T-Bill ETF	Sep. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	$ 16